Severance, Restructuring, and Acquisition Integration Activities (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Severance, Restructuring and Integration Costs by Segment

The following tables summarize the costs by segment of the various programs described above:

Year Ended December 31, 2015	Severance	Other Restructuring and Integration Costs	Total Costs
	(In thousands)
Broadcast Solutions	$16,694	$22,384	$39,078
Enterprise Connectivity Solutions	(186)	909	723
Industrial Connectivity Solutions	3,309	2,919	6,228
Industrial IT Solutions	(728)	897	169
Network Security Solutions	12	960	972

Total	$19,101	$28,069	$47,170

Year Ended December 31, 2014
Broadcast Solutions	$19,908	$28,532	$48,440
Enterprise Connectivity Solutions	2,300	1,135	3,435
Industrial Connectivity Solutions	9,732	2,221	11,953
Industrial IT Solutions	5,314	1,685	6,999

Total	$37,254	$33,573	$70,827

Year Ended December 31, 2013
Broadcast Solutions	$4,112	$8,016	$12,128
Enterprise Connectivity Solutions	—	400	400
Industrial Connectivity Solutions	—	700	700
Industrial IT Solutions	1,318	342	1,660

Total	$5,430	$9,458	$14,888

Summary of Severance Activity

The table below sets forth severance activity that occurred for the four significant programs described above. The balances are included in accrued liabilities.

	Productivity	Grass	Grass
	Improvement	Valley	Valley	Industrial
	Program	Integration	Restructuring	Restructuring
	(In thousands)
Balance at December 31, 2014	$7,141	$5,579	$—	$—
New charges	887	2,165	—	—
Cash payments	(1,455)	(2,370)	—	—
Foreign currency translation	(408)	(302)	—	—
Other adjustments	(170)	—	—	—

Balance at March 29, 2015	$5,995	$5,072	$—	$—

New charges	22	—	—	—
Cash payments	(1,268)	(1,709)	—	—
Foreign currency translation	97	10	—	—
Other adjustments	—	(1,590)	—	—

Balance at June 28, 2015	$4,846	$1,783	$—	$—

New charges	99	—	11,978	—
Cash payments	(987)	(946)	(755)	—
Foreign currency translation	(29)	—	—	—

Balance at September 27, 2015	$3,929	$837	$11,223	$—

New charges	—	—	3,960	2,728
Cash payments	(831)	(397)	(2,979)	(282)
Foreign currency translation	(64)	(27)	(119)	15
Other adjustments	(818)	—	—	182

Balance at December 31, 2015	$2,216	$413	$12,085	$2,643